American Funds Insurance Series® - Target Date Series
American Funds IS 2035 Target Date Fund
Investment portfolio
March 31, 2021
unaudited
Growth funds 30.47%	Shares	Value (000)
New Perspective Fund, Class R-6	130	$8
AMCAP Fund, Class R-6	163	7
The Growth Fund of America, Class R-6	99	7
SMALLCAP World Fund, Inc., Class R-6	77	6
EuroPacific Growth Fund, Class R-6	67	5
New World Fund, Inc., Class R-6	35	3
The New Economy Fund, Class R-6	47	3
Total growth funds (cost: $35,000)		39
Growth-and-income funds 33.59%
Washington Mutual Investors Fund, Class R-6	180	10
The Investment Company of America, Class R-6	181	9
American Mutual Fund, Class R-6	153	7
Fundamental Investors, Class R-6	100	7
Capital World Growth and Income Fund, Class R-6	99	6
International Growth and Income Fund, Class R-6	92	4
Total growth-and-income funds (cost: $38,000)		43
Equity-income funds 7.81%
Capital Income Builder, Class R-6	74	5
The Income Fund of America, Class R-6	197	5
Total equity-income funds (cost: $9,000)		10
Balanced funds 10.94%
American Balanced Fund, Class R-6	235	7
American Funds Global Balanced Fund, Class R-6	194	7
Total balanced funds (cost: $14,000)		14
Fixed income funds 13.28%
U.S. Government Securities Fund, Class R-6	682	9
American Funds Inflation Linked Bond Fund, Class R-6	286	3
American Funds Mortgage Fund, Class R-6	152	2
Capital World Bond Fund, Class R-6	75	2
Intermediate Bond Fund of America, Class R-6	89	1
Total fixed income funds (cost: $18,000)		17
Total investment securities 96.09% (cost: $114,000)		123
Other assets less liabilities 3.91%		5
Net assets 100.00%		$128
American Funds Insurance Series — Target Date Series — American Funds IS 2035 Target Date Fund — Page 1 of 13

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 30.47%
New Perspective Fund, Class R-6	$8	$—[2]	$—[2]	$—[2]	$—[2]	$8	$—	$—
AMCAP Fund, Class R-6	7	—[2]	—[2]	—[2]	—[2]	7	—	—
The Growth Fund of America, Class R-6	7	—[2]	—[2]	—[2]	—[2]	7	—	—
SMALLCAPWorld Fund, Inc., Class R-6	6	—	—[2]	—[2]	—[2]	6	—	—
EuroPacific Growth Fund, Class R-6	5	—[2]	—	—	—[2]	5	—	—
New World Fund, Inc., Class R-6	3	—	—[2]	—[2]	—[2]	3	—	—
The New Economy Fund, Class R-6	3	—	—[2]	—[2]	—[2]	3	—	—
						39
Growth-and-income funds 33.59%
Washington Mutual Investors Fund, Class R-6	10	—[2]	1	—[2]	1	10	—[2]	—
The Investment Company of America, Class R-6	8	1	1	—[2]	1	9	—[2]	—
American Mutual Fund, Class R-6	7	—[2]	1	—[2]	1	7	—[2]	—
Fundamental Investors, Class R-6	7	1	1	—[2]	—[2]	7	—[2]	—
Capital World Growth and Income Fund, Class R-6	6	—[2]	—[2]	—[2]	—[2]	6	—[2]	—
International Growth and Income Fund, Class R-6	4	—[2]	—[2]	—[2]	—[2]	4	—[2]	—
						43
Equity-income funds 7.81%
Capital Income Builder, Class R-6	5	—[2]	—[2]	—[2]	—[2]	5	—[2]	—
The Income Fund of America, Class R-6	5	—[2]	—[2]	—[2]	—[2]	5	—[2]	—
						10
Balanced funds 10.94%
American Balanced Fund, Class R-6	7	—[2]	—[2]	—[2]	—[2]	7	—[2]	—
American Funds Global Balanced Fund, Class R-6	7	—[2]	—[2]	—[2]	—[2]	7	—[2]	—
						14
Fixed income funds 13.28%
U.S. Government Securities Fund, Class R-6	9	1	1	—[2]	—[2]	9	—[2]	—
American Funds Inflation Linked Bond Fund, Class R-6	3	—[2]	—[2]	—[2]	—[2]	3	—	—
American Funds Mortgage Fund, Class R-6	1	1	—[2]	—[2]	—[2]	2	—[2]	—
Capital World Bond Fund, Class R-6	1	1	—[2]	—[2]	—[2]	2	—[2]	—
Intermediate Bond Fund of America, Class R-6	1	—[2]	—[2]	—[2]	—[2]	1	—[2]	—
						17
Total 96.09%				$—[2]	$3	$123	$—[2]	$—
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2035 Target Date Fund — Page 2 of 13

American Funds IS 2030 Target Date Fund
Investment portfolio
March 31, 2021
unaudited
Growth funds 18.39%	Shares	Value (000)
New Perspective Fund, Class R-6	205	$13
AMCAP Fund, Class R-6	254	11
The Growth Fund of America, Class R-6	138	9
EuroPacific Growth Fund, Class R-6	109	7
SMALLCAP World Fund, Inc., Class R-6	67	6
New World Fund, Inc., Class R-6	21	2
Total growth funds (cost: $45,000)		48
Growth-and-income funds 32.95%
Washington Mutual Investors Fund, Class R-6	352	19
The Investment Company of America, Class R-6	364	17
American Mutual Fund, Class R-6	319	15
Fundamental Investors, Class R-6	201	15
Capital World Growth and Income Fund, Class R-6	208	13
International Growth and Income Fund, Class R-6	177	7
Total growth-and-income funds (cost: $80,000)		86
Equity-income funds 8.04%
Capital Income Builder, Class R-6	157	11
The Income Fund of America, Class R-6	416	10
Total equity-income funds (cost: $20,000)		21
Balanced funds 11.88%
American Funds Global Balanced Fund, Class R-6	408	16
American Balanced Fund, Class R-6	495	15
Total balanced funds (cost: $30,000)		31
Fixed income funds 26.82%
U.S. Government Securities Fund, Class R-6	1,234	17
American Funds Mortgage Fund, Class R-6	1,261	13
Capital World Bond Fund, Class R-6	615	13
Intermediate Bond Fund of America, Class R-6	974	13
American Funds Inflation Linked Bond Fund, Class R-6	1,012	11
The Bond Fund of America, Class R-6	237	3
Total fixed income funds (cost: $72,000)		70
Total investment securities 98.08% (cost: $247,000)		256
Other assets less liabilities 1.92%		5
Net assets 100.00%		$261
American Funds Insurance Series — Target Date Series — American Funds IS 2030 Target Date Fund — Page 3 of 13

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 18.39%
New Perspective Fund, Class R-6	$9	$4	$—	$—	$—[2]	$13	$—	$—
AMCAP Fund, Class R-6	7	4	—[2]	—[2]	—[2]	11	—	—
The Growth Fund of America, Class R-6	6	3	—	—	—[2]	9	—	—
EuroPacific Growth Fund, Class R-6	5	2	—[2]	—[2]	—[2]	7	—	—
SMALLCAP World Fund, Inc., Class R-6	4	2	—[2]	—[2]	—[2]	6	—	—
New World Fund, Inc., Class R-6	1	1	—	—	—[2]	2	—	—
						48
Growth-and-income funds 32.95%
Washington Mutual Investors Fund, Class R-6	13	6	1	—[2]	1	19	—[2]	—
The Investment Company of America, Class R-6	12	5	1	—[2]	1	17	—[2]	—
American Mutual Fund, Class R-6	10	5	1	—[2]	1	15	—[2]	—
Fundamental Investors, Class R-6	10	5	1	—[2]	1	15	—[2]	—
Capital World Growth and Income Fund, Class R-6	9	4	—[2]	—[2]	—[2]	13	—[2]	—
International Growth and Income Fund, Class R-6	5	2	—[2]	—[2]	—[2]	7	—[2]	—
						86
Equity-income funds 8.04%
Capital Income Builder, Class R-6	7	4	1	—[2]	1	11	—[2]	—
The Income Fund of America, Class R-6	7	4	1	—[2]	—[2]	10	—[2]	—
						21
Balanced funds 11.88%
American Funds Global Balanced Fund, Class R-6	10	6	—[2]	—[2]	—[2]	16	—[2]	—
American Balanced Fund, Class R-6	10	5	—[2]	—[2]	—[2]	15	—[2]	—
						31
Fixed income funds 26.82%
U.S. Government Securities Fund, Class R-6	11	6	—[2]	—[2]	—[2]	17	—[2]	—
American Funds Mortgage Fund, Class R-6	8	5	—[2]	—[2]	—[2]	13	—[2]	—
Capital World Bond Fund, Class R-6	8	5	—[2]	—[2]	—[2]	13	—[2]	—
Intermediate Bond Fund of America, Class R-6	8	5	—[2]	—[2]	—[2]	13	—[2]	—
American Funds Inflation Linked Bond Fund, Class R-6	7	4	—[2]	—[2]	—[2]	11	—	—
The Bond Fund of America, Class R-6	2	1	—	—	—[2]	3	—[2]	—
						70
Total 98.08%				$—[2]	$5	$256	$—[2]	$—
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2030 Target Date Fund — Page 4 of 13

American Funds IS 2025 Target Date Fund
Investment portfolio
March 31, 2021
unaudited
Growth funds 12.64%	Shares	Value (000)
New Perspective Fund, Class R-6	362	$22
AMCAP Fund, Class R-6	447	19
The Growth Fund of America, Class R-6	192	13
EuroPacific Growth Fund, Class R-6	167	12
Total growth funds (cost: $52,000)		66
Growth-and-income funds 28.54%
American Mutual Fund, Class R-6	646	31
The Investment Company of America, Class R-6	629	30
Washington Mutual Investors Fund, Class R-6	548	30
Fundamental Investors, Class R-6	337	25
Capital World Growth and Income Fund, Class R-6	400	24
International Growth and Income Fund, Class R-6	229	9
Total growth-and-income funds (cost: $121,000)		149
Equity-income funds 10.54%
Capital Income Builder, Class R-6	418	28
The Income Fund of America, Class R-6	1,107	27
Total equity-income funds (cost: $49,000)		55
Balanced funds 10.73%
American Balanced Fund, Class R-6	931	29
American Funds Global Balanced Fund, Class R-6	720	27
Total balanced funds (cost: $50,000)		56
Fixed income funds 36.59%
Intermediate Bond Fund of America, Class R-6	3,329	46
The Bond Fund of America, Class R-6	2,194	29
U.S. Government Securities Fund, Class R-6	2,096	29
American Funds Inflation Linked Bond Fund, Class R-6	2,629	28
American Funds Mortgage Fund, Class R-6	2,642	27
Capital World Bond Fund, Class R-6	1,233	25
American High-Income Trust, Class R-6	626	7
Total fixed income funds (cost: $195,000)		191
Total investment securities 99.04% (cost: $467,000)		517
Other assets less liabilities 0.96%		5
Net assets 100.00%		$522
American Funds Insurance Series — Target Date Series — American Funds IS 2025 Target Date Fund — Page 5 of 13

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 12.64%
New Perspective Fund, Class R-6	$23	$—	$1	$—[2]	$—[2]	$22	$—	$—
AMCAP Fund, Class R-6	19	—	1	—[2]	1	19	—	—
The Growth Fund of America, Class R-6	14	—	1	—[2]	—[2]	13	—	—
EuroPacific Growth Fund, Class R-6	13	—	1	—[2]	—[2]	12	—	—
						66
Growth-and-income funds 28.54%
American Mutual Fund, Class R-6	32	—[2]	3	—[2]	2	31	—[2]	—
The Investment Company of America, Class R-6	31	—[2]	3	—[2]	2	30	—[2]	—
Washington Mutual Investors Fund, Class R-6	31	—[2]	3	—[2]	2	30	—[2]	—
Fundamental Investors, Class R-6	25	—[2]	2	—[2]	2	25	—[2]	—
CapitalWorld Growth and Income Fund, Class R-6	25	—[2]	2	—[2]	1	24	—[2]	—
International Growth and Income Fund, Class R-6	10	—[2]	1	—[2]	—[2]	9	—[2]	—
						149
Equity-income funds 10.54%
Capital Income Builder, Class R-6	26	1	—[2]	—[2]	1	28	—[2]	—
The Income Fund of America, Class R-6	26	1	1	—[2]	1	27	—[2]	—
						55
Balanced funds 10.73%
American Balanced Fund, Class R-6	29	—[2]	1	—[2]	1	29	—[2]	—
American Funds Global Balanced Fund, Class R-6	28	—[2]	1	—[2]	—[2]	27	—[2]	—
						56
Fixed income funds 36.59%
Intermediate Bond Fund of America, Class R-6	47	1	1	—[2]	(1)	46	—[2]	—
The Bond Fund of America, Class R-6	29	1	—[2]	—[2]	(1)	29	—[2]	—
U.S. Government Securities Fund, Class R-6	30	—[2]	—[2]	—[2]	(1)	29	—[2]	—
American Funds Inflation Linked Bond Fund, Class R-6	28	1	—[2]	—[2]	(1)	28	—	—
American Funds Mortgage Fund, Class R-6	27	—[2]	—[2]	—[2]	—[2]	27	—[2]	—
Capital World Bond Fund, Class R-6	26	—[2]	—	—	(1)	25	—[2]	—
American High-Income Trust, Class R-6	5	1	—[2]	—[2]	1	7	—[2]	—
						191
Total 99.04%				$—[2]	$9	$517	$—[2]	$—
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2025 Target Date Fund — Page 6 of 13

American Funds IS 2020 Target Date Fund
Investment portfolio
March 31, 2021
unaudited
Growth funds 3.73%	Shares	Value (000)
AMCAP Fund, Class R-6	366	$15
New Perspective Fund, Class R-6	244	15
The Growth Fund of America, Class R-6	109	8
Total growth funds (cost: $31,000)		38
Growth-and-income funds 24.83%
American Mutual Fund, Class R-6	1,263	61
The Investment Company of America, Class R-6	1,069	51
Washington Mutual Investors Fund, Class R-6	931	50
Fundamental Investors, Class R-6	553	41
Capital World Growth and Income Fund, Class R-6	656	40
International Growth and Income Fund, Class R-6	253	10
Total growth-and-income funds (cost: $210,000)		253
Equity-income funds 19.33%
The Income Fund of America, Class R-6	3,975	99
Capital Income Builder, Class R-6	1,500	98
Total equity-income funds (cost: $173,000)		197
Balanced funds 6.77%
American Balanced Fund, Class R-6	1,224	38
American Funds Global Balanced Fund, Class R-6	801	31
Total balanced funds (cost: $62,000)		69
Fixed income funds 44.85%
Intermediate Bond Fund of America, Class R-6	6,628	91
The Bond Fund of America, Class R-6	6,100	81
American Funds Inflation Linked Bond Fund, Class R-6	6,618	71
American Funds Mortgage Fund, Class R-6	6,018	61
American High-Income Trust, Class R-6	4,986	51
Capital World Bond Fund, Class R-6	2,470	51
U.S. Government Securities Fund, Class R-6	3,639	51
Total fixed income funds (cost: $467,000)		457
Total investment securities 99.51% (cost: $943,000)		1,014
Other assets less liabilities 0.49%		5
Net assets 100.00%		$1,019
American Funds Insurance Series — Target Date Series — American Funds IS 2020 Target Date Fund — Page 7 of 13

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 3.73%
AMCAP Fund, Class R-6	$17	$—[2]	$3	$—[2]	$1	$15	$—	$—
New Perspective Fund, Class R-6	18	—[2]	3	—[2]	—[2]	15	—	—
The Growth Fund of America, Class R-6	9	—[2]	1	—[2]	—[2]	8	—	—
						38
Growth-and-income funds 24.83%
American Mutual Fund, Class R-6	64	2	9	—[2]	4	61	—[2]	—
The Investment Company of America, Class R-6	53	1	7	1	3	51	—[2]	—
Washington Mutual Investors Fund, Class R-6	53	1	8	1	3	50	—[2]	—
Fundamental Investors, Class R-6	43	1	6	1	2	41	—[2]	—
Capital World Growth and Income Fund, Class R-6	43	1	6	1	1	40	—[2]	—
International Growth and Income Fund, Class R-6	11	—[2]	1	—[2]	—[2]	10	—[2]	—
						253
Equity-income funds 19.33%
The Income Fund of America, Class R-6	103	4	13	1	4	99	1	—
Capital Income Builder, Class R-6	102	6	15	1	4	98	1	—
						197
Balanced funds 6.77%
American Balanced Fund, Class R-6	40	1	4	—[2]	1	38	—[2]	—
American Funds Global Balanced Fund, Class R-6	32	1	2	—[2]	—[2]	31	—[2]	—
						69
Fixed income funds 44.85%
Intermediate Bond Fund of America, Class R-6	90	16	14	—[2]	(1)	91	—[2]	—
The Bond Fund of America, Class R-6	80	15	12	—[2]	(2)	81	—[2]	—
American Funds Inflation Linked Bond Fund, Class R-6	71	11	10	—[2]	(1)	71	—	—
American Funds Mortgage Fund, Class R-6	60	11	9	—[2]	(1)	61	—[2]	—
American High-Income Trust, Class R-6	52	6	7	—[2]	—[2]	51	1	—
Capital World Bond Fund, Class R-6	51	8	5	—[2]	(3)	51	—[2]	—
U.S. Government Securities Fund, Class R-6	50	9	7	—[2]	(1)	51	—[2]	—
						457
Total 99.51%				$6	$14	$1,014	$3	$—
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2020 Target Date Fund — Page 8 of 13

American Funds IS 2015 Target Date Fund
Investment portfolio
March 31, 2021
unaudited
Growth-and-income funds 23.77%	Shares	Value (000)
American Mutual Fund, Class R-6	16,376	$784
Washington Mutual Investors Fund, Class R-6	11,950	648
The Investment Company of America, Class R-6	13,575	643
Capital World Growth and Income Fund, Class R-6	8,632	533
Fundamental Investors, Class R-6	6,846	502
International Growth and Income Fund, Class R-6	2,493	100
Total growth-and-income funds (cost: $2,672,000)		3,210
Equity-income funds 24.01%
The Income Fund of America, Class R-6	65,376	1,623
Capital Income Builder, Class R-6	24,652	1,620
Total equity-income funds (cost: $2,881,000)		3,243
Balanced funds 5.99%
American Balanced Fund, Class R-6	13,018	407
American Funds Global Balanced Fund, Class R-6	10,618	402
Total balanced funds (cost: $736,000)		809
Fixed income funds 46.27%
Intermediate Bond Fund of America, Class R-6	100,268	1,384
The Bond Fund of America, Class R-6	81,005	1,081
American Funds Inflation Linked Bond Fund, Class R-6	87,955	944
American Funds Mortgage Fund, Class R-6	79,985	811
American High-Income Trust, Class R-6	66,425	682
Capital World Bond Fund, Class R-6	32,756	670
U.S. Government Securities Fund, Class R-6	36,293	507
Short-Term Bond Fund of America, Class R-6	16,834	169
Total fixed income funds (cost: $6,367,000)		6,248
Total investment securities 100.04% (cost: $12,656,000)		13,510
Other assets less liabilities (0.04)%		(5)
Net assets 100.00%		$13,505
American Funds Insurance Series — Target Date Series — American Funds IS 2015 Target Date Fund — Page 9 of 13

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 23.77%
American Mutual Fund, Class R-6	$679	$70	$18	$—[2]	$53	$784	$4	$—
Washington Mutual Investors Fund, Class R-6	564	57	21	—[2]	48	648	3	—
The Investment Company of America, Class R-6	563	50	9	—[2]	39	643	3	—
Capital World Growth and Income Fund, Class R-6	473	49	8	—[2]	19	533	2	—
Fundamental Investors, Class R-6	447	39	12	—[2]	28	502	2	—
International Growth and Income Fund, Class R-6	95	6	5	—[2]	4	100	—[2]	—
						3,210
Equity-income funds 24.01%
The Income Fund of America, Class R-6	1,408	169	33	—[2]	79	1,623	12	—
Capital Income Builder, Class R-6	1,405	169	19	—[2]	65	1,620	11	—
						3,243
Balanced funds 5.99%
American Balanced Fund, Class R-6	352	47	5	—[2]	13	407	2	—
American Funds Global Balanced Fund, Class R-6	351	52	5	—[2]	4	402	2	—
						809
Fixed income funds 46.27%
Intermediate Bond Fund of America, Class R-6	1,167	285	51	(1)	(16)	1,384	3	—
The Bond Fund of America, Class R-6	936	216	37	(1)	(33)	1,081	4	—
American Funds Inflation Linked Bond Fund, Class R-6	819	176	34	—[2]	(17)	944	—	—
American Funds Mortgage Fund, Class R-6	701	147	26	(1)	(10)	811	1	—
American High-Income Trust, Class R-6	587	109	22	—[2]	8	682	8	—
Capital World Bond Fund, Class R-6	585	137	19	—[2]	(33)	670	3	—
U.S. Government Securities Fund, Class R-6	468	70	17	—[2]	(14)	507	1	—
Short-Term Bond Fund of America, Class R-6	117	58	6	—[2]	—[2]	169	—[2]	—
						6,248
Total 100.04%				$(3)	$237	$13,510	$61	$—
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2015 Target Date Fund — Page 10 of 13

American Funds IS 2010 Target Date Fund
Investment portfolio
March 31, 2021
unaudited
Growth-and-income funds 18.74%	Shares	Value (000)
American Mutual Fund, Class R-6	148,991	$7,138
Capital World Growth and Income Fund, Class R-6	91,567	5,656
Washington Mutual Investors Fund, Class R-6	104,151	5,651
The Investment Company of America, Class R-6	119,328	5,649
Fundamental Investors, Class R-6	56,614	4,153
Total growth-and-income funds (cost: $22,998,000)		28,247
Equity-income funds 25.43%
The Income Fund of America, Class R-6	772,817	19,174
Capital Income Builder, Class R-6	291,303	19,141
Total equity-income funds (cost: $33,810,000)		38,315
Balanced funds 5.94%
American Balanced Fund, Class R-6	154,308	4,820
American Funds Global Balanced Fund, Class R-6	109,077	4,133
Total balanced funds (cost: $8,062,000)		8,953
Fixed income funds 49.97%
Intermediate Bond Fund of America, Class R-6	1,637,012	22,592
The Bond Fund of America, Class R-6	959,227	12,796
American Funds Inflation Linked Bond Fund, Class R-6	911,386	9,779
American Funds Mortgage Fund, Class R-6	927,846	9,409
Short-Term Bond Fund of America, Class R-6	935,288	9,409
American High-Income Trust, Class R-6	553,194	5,681
Capital World Bond Fund, Class R-6	275,952	5,646
Total fixed income funds (cost: $76,115,000)		75,312
Total investment securities 100.08% (cost: $140,985,000)		150,827
Other assets less liabilities (0.08)%		(114)
Net assets 100.00%		$150,713
American Funds Insurance Series — Target Date Series — American Funds IS 2010 Target Date Fund — Page 11 of 13

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 18.74%
American Mutual Fund, Class R-6	$6,059	$703	$102	$2	$476	$7,138	$35	$—
Capital World Growth and Income Fund, Class R-6	4,800	718	65	1	202	5,656	22	—
Washington Mutual Investors Fund, Class R-6	4,796	483	42	—[2]	414	5,651	25	—
The Investment Company of America, Class R-6	4,783	551	22	—[2]	337	5,649	22	—
Fundamental Investors, Class R-6	3,514	459	50	1	229	4,153	12	—
						28,247
Equity-income funds 25.43%
The Income Fund of America, Class R-6	16,058	2,257	50	—[2]	909	19,174	135	—
Capital Income Builder, Class R-6	16,058	2,377	39	—[2]	745	19,141	126	—
						38,315
Balanced funds 5.94%
American Balanced Fund, Class R-6	3,770	926	14	—[2]	138	4,820	17	—
American Funds Global Balanced Fund, Class R-6	3,519	573	—	—	41	4,133	20	—
						8,953
Fixed income funds 49.97%
Intermediate Bond Fund of America, Class R-6	18,749	4,151	38	(1)	(269)	22,592	49	—
The Bond Fund of America, Class R-6	10,546	2,643	6	—[2]	(387)	12,796	46	—
American Funds Inflation Linked Bond Fund, Class R-6	8,286	1,695	25	—[2]	(177)	9,779	—	—
American Funds Mortgage Fund, Class R-6	7,783	1,745	—	—	(119)	9,409	15	—
Short-Term Bond Fund of America, Class R-6	7,684	1,750	—	—	(25)	9,409	16	—
American High-Income Trust, Class R-6	5,039	577	—	—	65	5,681	69	—
Capital World Bond Fund, Class R-6	5,011	909	—	—	(274)	5,646	27	—
						75,312
Total 100.08%				$3	$2,305	$150,827	$636	$—
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2010 Target Date Fund — Page 12 of 13

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
At March 31, 2021, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
INGEFP1-988-0521O-S80831	American Funds Insurance Series — Target Date Series — Page 13 of 13